INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 1,518,492
Net changes deferred income tax assets valuation allowance	$ 589,277
Tax credit expiration period	The prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 7,356,183
Foreign Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2023
Foreign Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2026
Federal Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 4,589,894
Federal Tax Authority [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2043
Federal Tax Authority [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2046
QPAGOS Corporation - Parent Company [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance		$ 929,215
Net changes deferred income tax assets valuation allowance		$ 512,130